Other Non-Current Assets	9 Months Ended
Sep. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

Other non-current assets comprise of the following:

(in thousands of $)	September 30, 2017	December 31, 2016
Mark-to-market interest rate swaps valuation	5,154	5,022
Derivatives - Earn-out Units (1)	17,000	15,000
Other non-current assets (2)	34,816	36,386
	56,970	56,408

(1) The Earn-out Units were issued to us in connection with the IDR Reset transaction with Golar Partners in October 2016.

(2) "Other non-current assets" is mainly comprised of:

(i) Payments made relating to long lead items ordered in preparation for the conversion of the Gimi to a FLNG following agreements to convert her. As of September 30, 2017 and December 31, 2016, the carrying value was $31.0 million. The Gimi conversion contract provides flexibility wherein certain beneficial cancellation provisions exist which, if exercised prior to contract expiry, will allow termination of contracts and recovery of previous milestone payments, less cancellation fees. The Gimi contract has been extended to expire on December 30, 2017; and

(ii) $1.7 million (December 31, 2016: $2.8 million), representing the non-current portion of the counter guarantee recognized at fair value on deconsolidation of Golar Power in July 2016.